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Johnson Core Plus Bond Fund
Johnson Core Plus Bond Fund
INVESTMENT OBJECTIVE
Maximize total return over the long term consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Johnson Core Plus Bond Fund Johnson Core Plus Bond Fund USD ($)
Redemption Fee	none
Exchange Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Johnson Core Plus Bond Fund Johnson Core Plus Bond Fund
Management Fees	0.45%
Other Expenses	none
Total Annual Fund Operating Expenses	0.45%	[1]
[1]	Effective May 1, 2024, the Adviser has contractually agreed to change the expense arrangement to a unitary fee arrangement, with a limit of 0.45% per year. The Adviser will cover all expenses in excess of the management fee.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10.000 in the fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Expense Example	1 year	3 Years	5 Years	10 Years
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | USD ($)	46	145	253	568

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 45.24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the fund invests at least 80% of its net assets, plus any amounts for borrowing, in a broad range of fixed income securities. “Fixed Income Securities” include corporate bonds, notes, domestic and foreign government securities (including securities issued by government agencies), mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, municipal securities, and short-term obligations. The fund does not limit itself to a particular maturity range but will normally seek to maintain a dollar weighted duration between 4 to 8 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of four years would generally be expected to decline by approximately 4% if interest rates rose by one percentage point.
The fund invests primarily in investment grade securities. However, it may invest up to 40% of its portfolio in securities rated below investment grade (also known as “junk bonds”). The fund may also enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include futures, options, swaps, foreign currency futures and forwards. In particular, the fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps and options on futures) and futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. For the purposes of compliance with the fund’s 80% investment policy, the fund’s derivative positions are valued at their market value.

PRINCIPAL RISKS OF INVESTING IN THE FUND
AVERAGE ANNUAL TOTAL RETURNS
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year since the fund’s inception (November 17, 2021). The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Average Total Returns for the Core Plus Bond Fund as of December 31 of each year

Best Quarter: 4Q2023, 7.20% Worst Quarter: 1Q2022, -6.35%

Average Annual Total Returns as of December 31, 2023
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Average Annual Returns - Johnson Core Plus Bond Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Johnson Core Plus Bond Fund	Return Before Taxes	5.81%	(4.00%)	Nov. 17, 2021
After Taxes on Distributions | Johnson Core Plus Bond Fund	Return After Taxes on Distributions	4.40%	(5.09%)
After Taxes on Distributions and Sale of Fund Shares | Johnson Core Plus Bond Fund	Return After Taxes on Distributions and Sale of Fund Shares	3.41%	(3.49%)
Bloomberg US Aggregate Bond Index	Bloomberg US Aggregate Bond Index	5.53%	(3.80%)

The fund’s broad-based securities market index is the Bloomberg US Aggregate Bond Index, which is a broad-based benchmark that measures the investment grade, US dollar denominated, fixed-income taxable bond market. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, does not reflect fees or expenses (which would lower return), and is not available for direct investment.